UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23395

Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Media Mogul Fund

Class I - MOGLX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. The Fund specifically focuses on companies spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track the performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class I	$45	0.90%

How did the Fund perform?

For the six-months ended March 31, 2025, the Gabelli Media Mogul Fund, which is primarily focused on the Communications Services and Consumer Discretionary sectors, outperformed its broad-based benchmark, the S&P 500 Index. The prospect of US tariffs weighed on stocks early in 2025; the Fund's bias toward purely domestic and service-oriented companies left it less exposed to tariff-related headwinds.  Top contributors during the period included Warner Bros. Discovery, Inc., T-Mobile US, Inc. and Liberty Media Corp - Formula One.  Detractors included Grupo Televisa, QVC Group and Liberty Latin America Ltd.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Media Mogul Fund - Class I	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000
3/17	10,566	10,854	10,766
3/18	10,263	12,372	11,894
3/19	10,703	13,548	12,152
3/20	7,609	12,602	9,885
3/21	12,592	19,704	15,559
3/22	11,626	22,787	16,264
3/23	8,988	21,026	15,447
3/24	9,480	27,308	17,124
3/25	9,556	29,561	17,280

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class I	0.15%	0.80%	4.66%	(0.29)%
S&P 500 Index	(1.97)%	8.25%	18.59%	13.90%
MSCI AC World Communication Services Index	2.29%	15.49%	13.53%	7.66%

Fund Statistics

  Total Net Assets$3,958,735
  Number of Portfolio Holdings27
  Portfolio Turnover Rate5%
  Management Fees$(65,626)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	15.2%
Liberty Media Corp.-Liberty Formula One	9.3%
Liberty Broadband Corp.	8.7%
Liberty Media Corp.-Liberty Live	7.2%
Warner Bros Discovery Inc.	6.4%
Sunrise Communications AG	4.9%
Live Nation Entertainment Inc.	4.8%
Madison Square Garden Sports Corp.	4.4%
Comcast Corp.	4.3%
Sirius XM Holdings Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	93.8%
U.S. Government Obligations	3.2%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	41.9%
Entertainment	17.3%
Telecommunications	13.1%
Television and Broadband Services	10.1%
Broadcasting	4.3%
Diversified Consumer Services	4.2%
Wireless Telecommunication Services	3.4%
U.S. Government Obligations	3.2%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.8%

The Gabelli Media Mogul Fund

Semi-Annual Shareholder Report - March 31, 2025

Class I - MOGLX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

MOGLX-25-SATSR

The Gabelli Media Mogul Fund

Class A - MLGLX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. The Fund specifically focuses on companies spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track the performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class A	$57	1.15%

How did the Fund perform?

For the six-months ended March 31, 2025, the Gabelli Media Mogul Fund, which is primarily focused on the Communications Services and Consumer Discretionary sectors, outperformed its broad-based benchmark, the S&P 500 Index. The prospect of US tariffs weighed on stocks early in 2025; the Fund's bias toward purely domestic and service-oriented companies left it less exposed to tariff-related headwinds.  Top contributors during the period included Warner Bros. Discovery, Inc., T-Mobile US, Inc. and Liberty Media Corp - Formula One.  Detractors included Grupo Televisa, QVC Group and Liberty Latin America Ltd.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Media Mogul Fund - Class A	The Gabelli Media Mogul Fund - Class A (includes sales charge)	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000	10,000
3/17	10,566	9,958	10,854	10,766
3/18	10,263	9,116	9,486	11,894
3/19	10,703	8,961	9,571	12,152
3/20	7,609	6,004	10,158	9,885
3/21	12,592	9,364	13,908	15,559
3/22	11,626	8,148	17,149	16,264
3/23	8,967	5,923	14,366	15,447
3/24	9,434	5,873	14,281	17,124
3/25	9,487	5,567	21,393	17,280

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class A	0.03%	0.57%	4.51%	(0.38)%
The Gabelli Media Mogul Fund - Class A (includes sales charge)	(5.73)%	(5.21)%	3.28%	(1.09)%
S&P 500 Index	(1.97)%	8.25%	18.59%	13.90%
MSCI AC World Communication Services Index	2.29%	15.49%	13.53%	7.66%

Fund Statistics

  Total Net Assets$3,958,735
  Number of Portfolio Holdings27
  Portfolio Turnover Rate5%
  Management Fees$(65,626)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	15.2%
Liberty Media Corp.-Liberty Formula One	9.3%
Liberty Broadband Corp.	8.7%
Liberty Media Corp.-Liberty Live	7.2%
Warner Bros Discovery Inc.	6.4%
Sunrise Communications AG	4.9%
Live Nation Entertainment Inc.	4.8%
Madison Square Garden Sports Corp.	4.4%
Comcast Corp.	4.3%
Sirius XM Holdings Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	93.8%
U.S. Government Obligations	3.2%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.8%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	41.9%
Entertainment	17.3%
Telecommunications	13.1%
Television and Broadband Services	10.1%
Broadcasting	4.3%
Diversified Consumer Services	4.2%
Wireless Telecommunication Services	3.4%
U.S. Government Obligations	3.2%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	0.8%

The Gabelli Media Mogul Fund

Semi-Annual Shareholder Report - March 31, 2025

Class A - MLGLX

Material Fund Changes

The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

MLGLX-25-SATSR

The Gabelli Pet Parents’ Fund

Class I - PETZX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests primarily in companies that actively participate in Companion Animal Food, Therapeutics, Diagnostics, Product Distribution, and Related Services. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class I	$42	0.90%

How did the Fund perform?

During the six-months ended March 31, 2025, the Gabelli Pet Parents' Fund underperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmarks, the Russell 2000 and the S&P 500 Consumer Staples Indices. After a bull market that lasted nearly two and a half years, the S&P 500 ended in correction territory due to trade uncertainty. Drastic tariff increases have elevated costs for pet-related companies by raising prices on imported ingredients and packaging. Top contributors to the fund over the period included Chewy, Inc., Oil-Dri Corporation of America and CVS Health Corp. Detractors included Freshpet Inc., QVC Group and Petco.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Pet Parents’ Fund - Class I	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
6/18	10,000	10,000	10,000	10,000
3/19	9,505	10,420	9,195	11,324
3/20	9,035	11,060	7,870	9,681
3/21	15,978	15,143	12,426	15,300
3/22	15,306	18,671	11,413	14,046
3/23	12,199	15,641	10,225	12,582
3/24	13,936	15,549	10,357	12,751
3/25	14,861	23,292	10,432	12,841

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class I	(12.10)%	6.64%	10.46%	6.02%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.88%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	3.98%
S&P 500 Consumer Staples	1.80%	12.43%	12.70%	11.14%

Fund Statistics

  Total Net Assets$3,414,352
  Number of Portfolio Holdings30
  Portfolio Turnover Rate15%
  Management Fees$(67,204)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Zoetis Inc.	9.6%
Chewy Inc.	9.5%
Freshpet Inc.	6.4%
IDEXX Laboratories Inc.	6.2%
CVS Group plc	5.7%
Amazon.com Inc.	5.6%
Trupanion Inc.	4.9%
Elanco Animal Health Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.0%
QVC Group Inc.	3.4%

Portfolio Weighting (% of net assets)

Common Stocks	92.2%
U.S. Government Obligations	7.0%
Preferred Stocks	3.4%
Other Assets and Liabilities (Net)	(2.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	20.4%
Pet Products	15.0%
Pharmaceuticals	14.5%
Pet Food and Nutrition	11.6%
Pet Services	10.4%
U.S. Government Obligations	7.0%
Diagnostics	6.2%
Retail	6.1%
Other Industry sectors	11.4%
Other Assets and Liabilities (Net)	(2.6)%

The Gabelli Pet Parents’ Fund

Semi-Annual Shareholder Report - March 31, 2025

Class I - PETZX

Material Fund Changes

The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

PETZX-25-SATSR

The Gabelli Pet Parents’ Fund

Class A - PETGX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests primarily in companies that actively participate in Companion Animal Food, Therapeutics, Diagnostics, Product Distribution, and Related Services. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™ to unlock that value. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class A	$54	1.15%

How did the Fund perform?

During the six-months ended March 31, 2025, the Gabelli Pet Parents' Fund underperformed its broad-based benchmark, the S&P 500 Index, as well as its comparative benchmarks, the Russell 2000 and the S&P 500 Consumer Staples Indices. After a bull market that lasted nearly two and a half years, the S&P 500 ended in correction territory due to trade uncertainty. Drastic tariff increases have elevated costs for pet-related companies by raising prices on imported ingredients and packaging. Top contributors to the fund over the period included Chewy, Inc., Oil-Dri Corporation of America and CVS Health Corp. Detractors included Freshpet Inc., QVC Group and Petco.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Pet Parents’ Fund - Class A	The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
6/18	10,000	10,000	10,000	10,000	10,000
3/19	9,505	8,959	10,420	9,195	11,324
3/20	9,035	8,027	11,060	7,870	9,681
3/21	15,978	13,379	15,143	12,426	15,300
3/22	15,306	12,079	18,671	11,413	14,046
3/23	12,154	9,040	15,641	10,225	12,582
3/24	13,867	9,720	15,549	10,357	12,751
3/25	14,746	9,742	23,292	10,432	12,841

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class A	(12.15)%	6.34%	10.29%	5.90%
The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	(17.20)%	0.23%	8.99%	4.98%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.88%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	3.98%
S&P 500 Consumer Staples	1.80%	12.43%	12.70%	11.14%

Fund Statistics

  Total Net Assets$3,414,352
  Number of Portfolio Holdings30
  Portfolio Turnover Rate15%
  Management Fees$(67,204)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Zoetis Inc.	9.6%
Chewy Inc.	9.5%
Freshpet Inc.	6.4%
IDEXX Laboratories Inc.	6.2%
CVS Group plc	5.7%
Amazon.com Inc.	5.6%
Trupanion Inc.	4.9%
Elanco Animal Health Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.0%
QVC Group Inc.	3.4%

Portfolio Weighting (% of net assets)

Common Stocks	92.2%
U.S. Government Obligations	7.0%
Preferred Stocks	3.4%
Other Assets and Liabilities (Net)	(2.6)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	20.4%
Pet Products	15.0%
Pharmaceuticals	14.5%
Pet Food and Nutrition	11.6%
Pet Services	10.4%
U.S. Government Obligations	7.0%
Diagnostics	6.2%
Retail	6.1%
Other Industry sectors	11.4%
Other Assets and Liabilities (Net)	(2.6)%

The Gabelli Pet Parents’ Fund

Semi-Annual Shareholder Report - March 31, 2025

Class A - PETGX

Material Fund Changes

The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

PETGX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli Media Mogul Fund Semiannual Report — March 31, 2025
Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class I Share of the Gabelli Media Mogul Fund was 0.0% compared with a total return of (2.0)% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2025:

Gabelli Media Mogul Fund

Content Creation and Aggregation	41.9%	Wireless Telecommunication Services	3.4%
Entertainment	17.3%	U.S. Government Obligations	3.2%
Telecommunications	13.1%	Digital Marketing and Retail	1.7%
Television and Broadband Services	10.1%	Other Assets and Liabilities (Net)	0.8%
Broadcasting	4.3%		100.0%
Diversified Consumer Services	4.2%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Media Mogul Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 93.8%
	Broadcasting — 4.3%
7,500	Sirius XM Holdings Inc.	$226,145	$169,088

	Content Creation and Aggregation — 41.9%
15,000	Atlanta Braves Holdings Inc., Cl. C†	328,312	600,150
3,000	comScore Inc.†	33,506	20,610
95,000	Grupo Televisa SAB, ADR	340,328	166,250
10,000	Liberty Latin America Ltd., Cl. C†	88,136	62,100
4,500	Liberty Media Corp.-Liberty
	Formula One, Cl. A†	159,977	366,615
1,450	Live Nation Entertainment Inc.†	71,268	189,341
1,400	Madison Square Garden Entertainment Corp.†	41,348	45,836
900	Madison Square Garden Sports Corp.†	140,953	175,248
1,000	Sphere Entertainment Co.†	34,874	32,720
		1,238,702	1,658,870
	Digital Marketing and Retail — 0.7%
130,000	QVC Group Inc., Cl. A†	64,918	26,143

	Diversified Consumer Services — 4.2%
110	Cie de L'Odet SE	163,353	167,948

	Entertainment — 17.3%
4,200	Liberty Media Corp.-Liberty Live, Cl. C†	183,294	286,188
14,750	Ollamani SAB†	27,563	32,787
500	TKO Group Holdings Inc.	38,490	76,405
13,000	Vivendi SE	36,664	38,755
23,500	Warner Bros Discovery Inc.†	292,067	252,155
		578,078	686,290
	Telecommunications — 13.1%
4,600	Comcast Corp., Cl. A	167,683	169,740
5,000	GCI Liberty Inc., Escrow†(a)	0	0
13,000	Liberty Global Ltd., Cl. C†	173,755	155,610
4,000	Sunrise Communications AG, Cl. A†	231,910	193,060
		573,348	518,410
	Television and Broadband Services — 8.9%
150	Charter Communications Inc., Cl. A†	37,928	55,279
3,500	Liberty Broadband Corp., Cl. C†	232,836	297,675
		270,764	352,954
Shares		Cost	Market Value
	Wireless Telecommunication Services — 3.4%
500	T-Mobile US Inc.	$63,148	$133,355

	TOTAL COMMON STOCKS	3,178,456	3,713,058

	PREFERRED STOCKS — 2.2%
	Digital Marketing and Retail — 1.0%
1,500	QVC Group Inc., 8.000%, 03/15/31	45,944	38,715

	Television and Broadband Services — 1.2%
2,000	Liberty Broadband Corp., Ser. A, 7.000%	39,409	48,080

	TOTAL PREFERRED STOCKS	85,353	86,795

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.2%
$130,000	U.S. Treasury Bill, 4.240%††, 06/12/25	128,909	128,910

	TOTAL INVESTMENTS — 99.2%	$3,392,718	3,928,763

	Other Assets and Liabilities (Net) — 0.8%		29,972

	NET ASSETS — 100.0%		$3,958,735

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Assets and Liabilities	Statement of Operations
March 31, 2025 (Unaudited)	For the Six Months Ended March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $3,392,718)	$3,928,763
Cash	38,252
Receivable from Adviser	12,539
Dividends receivable	3,111
Prepaid expenses	13,915
Total Assets	3,996,580
Liabilities:
Payable for investment advisory fees	3,424
Payable for distribution fees	2
Payable for legal and audit fees	25,707
Payable for shareholder communications	2,649
Other accrued expenses	6,063
Total Liabilities	37,845
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 432,528 shares outstanding)	$3,958,735
Net Assets Consist of:
Paid-in capital.	$4,612,888
Total accumulated loss	(654,153)
Net Assets	$3,958,735

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:
Class A:
Net Asset Value and redemption price per share ($9,174 ÷ 1,003 shares outstanding)	$9.14
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.70
Class I:
Net Asset Value, offering, and redemption price per share ($3,949,561 ÷ 431,525 shares outstanding)	$9.15
Investment Income:
Dividends	$15,870
Interest	1,555
Total Investment Income	17,425
Expenses:
Investment advisory fees	20,564
Distribution fees - Class A	11
Legal and audit fees	25,219
Trustees’ fees	17,860
Registration expenses	17,196
Shareholder communications expenses	15,520
Shareholder services fees	1,630
Custodian fees	285
Miscellaneous expenses	7,122
Total Expenses	105,407
Less:
Expense reimbursements (See Note 3)	(86,190)
Expenses paid indirectly by broker (See Note 6)	(699)
Total credits and reimbursements	(86,889)
Net Expenses	18,518
Net Investment Loss	(1,093)
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized loss on investments	(36,894)
Net realized loss on foreign currency transactions	(3)
Net realized loss on investments and foreign currency transactions	(36,897)
Net change in unrealized appreciation/depreciation:
on investments	46,284
on foreign currency translations	(29)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	46,255
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	9,358
Net Increase in Net Assets Resulting from Operations	$8,265

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment income/(loss)	$(1,093)	$3,520
Net realized loss on investments and foreign currency transactions	(36,897)	(481,842)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	46,255	802,270
Net Increase in Net Assets Resulting from Operations	8,265	323,948

Distributions to Shareholders:
Accumulated earnings
Class A	(107)	(62)
Class I	(56,976)	(38,997)
Total Distributions to Shareholders	(57,083)	(39,059)

Shares of Beneficial Interest Transactions:
Class A	107	62
Class I	(43,320)	(211,189)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(43,213)	(211,127)

Net Increase/(Decrease) in Net Assets	(92,031)	73,762
Net Assets:
Beginning of year	4,050,766	3,977,004
End of period	$3,958,735	$4,050,766

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2025(b)	$9.24	$(0.01)		$0.02	$0.01	$(0.11)	$—	$(0.11)	$9.14	0.03%	$9	(0.30	)%(c)	5.37	%(c)	1.15	%(c)	5%
2024	8.60	(0.01)		0.71	0.70	(0.06)	—	(0.06)	9.24	8.24	9	(0.16)		5.81		1.16	(d)	20
2023	8.02	0.06		0.62	0.68	—	(0.10)	(0.10)	8.60	8.45	8	0.63		5.53		1.15		25
2022(e)	10.06	0.01		(2.05)	(2.04)	—	—	—	8.02	(20.28)	8	0.15	(c)	7.74	(c)	1.15	(d)(c)	26
Class I
2025(b)	$9.26	$(0.00	)(f)	$0.02	$0.02	$(0.13)	$—	$(0.13)	$9.15	0.15%	$3,950	(0.05	)%(c)	5.13	%(c)	0.90	%(c)(d)	5%
2024	8.61	0.01		0.72	0.73	(0.08)	—	(0.08)	9.26	8.62	4,042	0.09		5.56		0.91	(d)	20
2023	8.03	0.08		0.61	0.69	(0.01)	(0.10)	(0.11)	8.61	8.58	3,969	0.88		5.28		0.90		25
2022	12.83	0.07		(4.62)	(4.55)	(0.09)	(0.16)	(0.25)	8.03	(36.10)	3,702	0.64		4.79		0.90	(d)	26
2021	9.48	0.03	(g)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25	(g)	3.95		0.93	(d)	26
2020	10.97	0.13	(h)	(1.62)	(1.49)	—	—	—	9.48	(13.58)	4,008	1.28	(h)	4.86		0.90		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2025, unaudited.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended March 31, 2025, and fiscal years ended September 30, 2024, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.18%, 1.19%, and 1.22% (Class A), and 0.93%, 0.94%, 0.92%, and 0.95% (Class I), respectively. For the fiscal year ended September 30, 2023, there were no credits received from a designated broker to pay Fund expenses and for the remaining periods, there was no material impact to the expense ratios.

(e)	Class A commenced on May 17, 2022.

(f)	Amount represents less than $0.005 per share.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.45)%.

See accompanying notes to financial statements.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Media Mogul Fund (the Fund) is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Media Mogul NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in the media industry. Media industry companies are companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing, and providers of internet content, as well as satellite service providers, cable service providers, and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds' investment program and manages the operations of the Fund under the general supervision of the Fund's Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day,

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Telecommunications	$518,410	—	$0	$518,410
Other Industries (b)	3,194,648	—	—	3,194,648
Total Common Stocks	3,713,058	—	0	3,713,058
Preferred Stocks (b)	86,795	—	—	86,795
U.S. Government Obligations	—	$128,910	—	128,910
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,799,853	$128,910	$0	$3,928,763

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$39,059
Total distributions paid	$39,059

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $61,653 and a long term capital loss carryforward with no expiration of $1,026,173.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$3,400,314	$951,178	$(422,729)	$528,449

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2026 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. For the six months ended March 31, 2025, the Adviser reimbursed the Fund in the amount of $86,190. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. The agreement is renewable annually. At March 31, 2025, the cumulative amount which the Fund may repay the Adviser is $641,465.

For the fiscal year ended September 30, 2022, expiring September 30, 2025	$195,119
For the fiscal year ended September 30, 2023, expiring September 30, 2026	175,996
For the fiscal year ended September 30, 2024, expiring September 30, 2027	184,160
For the six months ended March 31, 2025, expiring September 30, 2028	86,190
$641,465

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2025, other than short term securities and U.S. Government obligations, aggregated $215,563 and $415,945, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2025, the Fund paid $123 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended March 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $699.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2025.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2025, there were no borrowings outstanding under the line of credit.

8. Significant Shareholder. As of March 31, 2025, 77.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount

Class A
Shares issued upon reinvestment of distributions	11	$107	7	$62
Net increase	11	$107	7	$62
Class I
Shares sold	1,330	$12,905	23,102	$204,463
Shares issued upon reinvestment of distributions	5,910	56,913	4,605	38,957
Shares redeemed	(12,377)	(113,138)	(51,717)	(454,609)
Net (decrease)	(5,137)	$(43,320)	(24,010)	$(211,189)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. The Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, and executed by the Fund's portfolio management team, comprised of investment professionals

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Innovations Trust
GABELLI MEDIA MOGUL FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

OFFICERS
John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York
Mellon

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2993Q125SR

GABELLI
FUNDS

GABELLI MEDIA MOGUL FUND

Semiannual Report
March 31, 2025

Gabelli Pet Parents’TM Fund Semiannual Report — March 31, 2025
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class I Share of the Gabelli Pet Parents’TM Fund was (12.1)% compared with a total return of (2.0)% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2025:

Gabelli Pet Parents’ Fund

Pet Healthcare	20.4%	Diagnostics	6.2%
Pet Products	15.0%	Retail	6.1%
Pharmaceuticals	14.5%	Consumer Products	5.8%
Pet Food and Nutrition	11.6%	Consumer Services	5.6%
Pet Services	10.4%	Other Assets and Liabilities (Net)	(2.6)%
U.S. Government Obligations	7.0%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Pet Parents’ Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 92.2%
	Consumer Products — 5.8%
2,000	Oil-Dri Corp. of America	$30,594	$91,840
1,500	Spectrum Brands Holdings Inc.	82,162	107,325
		112,756	199,165
	Consumer Services — 5.6%
1,000	Amazon.com Inc.†	128,352	190,260

	Diagnostics — 6.2%
500	IDEXX Laboratories Inc.†	175,045	209,975

	Pet Food and Nutrition — 11.6%
50,000	BARK Inc.†	69,154	69,500
500	Colgate-Palmolive Co.	35,645	46,850
2,650	Freshpet Inc.†	153,126	220,401
600	Nestlé SA	59,609	60,590
		317,534	397,341
	Pet Healthcare — 20.4%
15,000	CVS Group plc	205,059	194,537
15,000	Elanco Animal Health Inc.†	177,806	157,500
1,000	Patterson Cos. Inc.	26,309	31,240
45,000	Petco Health & Wellness Co. Inc.†	108,949	137,250
1,000	Vetoquinol SA	103,320	83,801
250	Virbac SACA	43,943	79,611
225,000	Zomedica Corp.†	30,448	13,050
		695,834	696,989
	Pet Products — 15.0%
1,300	Central Garden & Pet Co.†	26,566	47,658
325	Central Garden & Pet Co., Cl. A†	6,011	10,637
10,000	Chewy Inc., Cl. A†	215,471	325,100
500	Church & Dwight Co. Inc.	33,754	55,045
500	The Clorox Co.	81,033	73,625
		362,835	512,065
	Pet Services — 10.4%
37,500	Pets at Home Group plc	91,259	104,826
1,500	Tractor Supply Co.	31,844	82,650
4,500	Trupanion Inc.†	96,116	167,715
		219,219	355,191
	Pharmaceuticals — 14.5%
22,500	Animalcare Group plc	50,515	63,942
4,750	Phibro Animal Health Corp., Cl. A	75,290	101,460
2,000	Zoetis Inc.	268,664	329,300
		394,469	494,702
	Retail — 2.7%
1,250	CVS Health Corp.	74,107	84,687
Shares		Cost	Market Value
1,500	PetMed Express Inc.†	$5,781	$6,285
		79,888	90,972

	TOTAL COMMON STOCKS	2,485,932	3,146,660

	PREFERRED STOCKS — 3.4%
	Retail — 3.4%
4,500	QVC Group Inc., 8.000%, 03/15/31	179,774	116,145

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.0%
$240,000	U.S. Treasury Bill, 4.260%††, 04/24/25	239,354	239,350

	TOTAL INVESTMENTS — 102.6%	$2,905,060	3,502,155

	Other Assets and Liabilities (Net) — (2.6)%		(87,803)

	NET ASSETS — 100.0%		$3,414,352

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

3

 Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities	Statement of Operations
March 31, 2025 (Unaudited)	For the Six Months Ended March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $2,905,060)	$3,502,155
Receivable from Adviser	14,004
Dividends receivable	1,187
Prepaid expenses	13,883
Total Assets	3,531,229
Liabilities:
Payable to bank	77,869
Payable for investment advisory fees	2,952
Payable for distribution fees	54
Payable for legal and audit fees	25,630
Other accrued expenses	10,372
Total Liabilities	116,877
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 255,376 shares outstanding)	$3,414,352
Net Assets Consist of:
Paid-in capital.	$3,239,138
Total distributable earnings	175,214
Net Assets	$3,414,352

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:
Class A:
Net Asset Value and redemption price per share ($250,252 ÷ 18,772 shares outstanding)	$13.33
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.14
Class I:
Net Asset Value, offering, and redemption price per share ($3,164,100 ÷ 236,604 shares outstanding)	$13.37
Investment Income:
Dividends	$29,424
Interest	4,176
Total Investment Income	33,600
Expenses:
Investment advisory fees	18,933
Distribution fees - Class A	349
Legal and audit fees	24,775
Registration expenses	17,196
Trustees’ fees	17,140
Shareholder communications expenses	14,744
Shareholder services fees	3,319
Custodian fees	366
Miscellaneous expenses	6,703
Total Expenses	103,525
Less:
Expense reimbursements (See Note 3)	(86,137)
Net Expenses	17,388
Net Investment Income	16,212
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	361,873
Net realized gain on foreign currency transactions	63

Net realized gain on investments and foreign currency transactions	361,936
Net change in unrealized appreciation/depreciation:
on investments	(849,071)
on foreign currency translations	(85)

Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(849,156)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(487,220)
Net Decrease in Net Assets Resulting from Operations	$(471,008)

See accompanying notes to financial statements.

4

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net investment income	$16,212	$22,886
Net realized gain/(loss) on investments and foreign currency transactions	361,936	(304,315)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(849,156)	1,407,043
Net Increase/(Decrease) in Net Assets Resulting from Operations	(471,008)	1,125,614

Distributions to Shareholders:
Accumulated earnings
Class A	(1,305)	(1,059)
Class I	(23,847)	(22,869)
Total Distributions to Shareholders	(25,152)	(23,928)

Shares of Beneficial Interest Transactions:
Class A	(14,964)	4,564
Class I	(78,701)	(537,756)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(93,665)	(533,192)

Net Increase/(Decrease) in Net Assets	(589,825)	568,494
Net Assets:
Beginning of year	4,004,177	3,435,683
End of period	$3,414,352	$4,004,177

See accompanying notes to financial statements.

5

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2025(b)	$15.24	$0.05	$(1.89)	$(1.84)	$(0.07)	$—	$(0.07)	$13.33	(12.15)%	$250	0.64	%(c)	5.70	%(c)	1.15	%(c)	15%
2024	11.17	0.05	4.08	4.13	(0.06)	—	(0.06)	15.24	37.12	301	0.41		6.32		1.17		8
2023	9.71	0.04	1.43	1.47	—	(0.01)	(0.01)	11.17	15.16	219	0.35		5.86		1.15		26
2022(d)	12.03	(0.01)	(2.31)	(2.32)	—	—	—	9.71	(19.29)	165	(0.22)		11.53		1.15		22
Class I
2025(b)	$15.31	$0.06	$(1.90)	$(1.84)	$(0.10)	$—	$(0.10)	$13.37	(12.10)%	$3,164	0.87	%(c)	5.45	%(c)	0.90	%(c)	15%
2024	11.22	0.08	4.10	4.18	(0.09)	—	(0.09)	15.31	37.48	3,703	0.66		6.07		0.92		8
2023	9.73	0.07	1.43	1.50	—	(0.01)	(0.01)	11.22	15.43	3,217	0.61		5.61		0.90		26
2022	17.14	(0.03)	(6.01)	(6.04)	—	(1.37)	(1.37)	9.73	(38.23)	3,448	(0.24)		4.91		0.90		22
2021	13.14	(0.07)	4.07	4.00	—	—	—	17.14	30.44	5,785	(0.43)		4.04		0.90		29
2020	8.94	(0.02)	4.25	4.23	(0.03)	—	(0.03)	13.14	47.51	2,913	(0.18)		6.95		0.90		40

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2025, unaudited.

(c)	Annualized.

(d)	Class A commenced on May 17, 2022.

See accompanying notes to financial statements.

6

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Pet Parents’ Fund (the Fund) is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Pet Parents’TM NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds' investment program and manages the operations of the Fund under the general supervision of the Fund's Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on

7

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,146,660	—	$3,146,660
Preferred Stocks (a)	116,145	—	116,145
U.S. Government Obligations	—	$239,350	239,350
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,262,805	$239,350	$3,502,155

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

9

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$23,928
Total distributions paid	$23,928

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,911,701	$735,880	$(145,426)	$590,454

10

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses until at least January 31, 2026 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. For the six months ended March 31, 2025, the Adviser reimbursed the Fund in the amount of $86,137. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. The agreement is renewable annually. At March 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $647,659.

For the fiscal year ended September 30, 2022, expiring September 30, 2025	$200,031
For the fiscal year ended September 30, 2023, expiring September 30, 2026	178,375
For the fiscal year ended September 30, 2024, expiring September 30, 2027	183,116
For the six months ended March 31, 2025, expiring September 30, 2028	86,137
$647,659

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2025, other than short term securities and U.S. Government obligations, aggregated $524,346 and $609,983, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended March 31, 2025.

11

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2025, there were no borrowings outstanding under the line of credit.

8. Significant Shareholder. As of March 31, 2025, 43.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	4	$50	1,325	$15,878
Shares issued upon reinvestment of distributions	86	1,305	94	1,059
Shares redeemed	(1,063)	(16,319)	(1,229)	(12,373)
Net increase/(decrease)	(973)	$(14,964)	190	$4,564
Class I
Shares sold	2,764	$40,777	5,859	$74,180
Shares issued upon reinvestment of distributions	1,166	17,668	1,571	17,728
Shares redeemed	(9,279)	(137,146)	(52,300)	(629,664)
Net (decrease)	(5,349)	$(78,701)	(44,870)	$(537,756)

12

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. The Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, and executed by the Fund's portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Gabelli Innovations Trust
GABELLI PET PARENTS'™ FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York
Mellon

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents'™ Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q125SR

GABELLI
FUNDS

GABELLI PET PARENTS'™ FUND

Semiannual Report
March 31, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2025(b)	$9.24	$(0.01)		$0.02	$0.01	$(0.11)	$—	$(0.11)	$9.14	0.03%	$9	(0.30	)%(c)	5.37	%(c)	1.15	%(c)	5%
2024	8.60	(0.01)		0.71	0.70	(0.06)	—	(0.06)	9.24	8.24	9	(0.16)		5.81		1.16	(d)	20
2023	8.02	0.06		0.62	0.68	—	(0.10)	(0.10)	8.60	8.45	8	0.63		5.53		1.15		25
2022(e)	10.06	0.01		(2.05)	(2.04)	—	—	—	8.02	(20.28)	8	0.15	(c)	7.74	(c)	1.15	(d)(c)	26
Class I
2025(b)	$9.26	$(0.00	)(f)	$0.02	$0.02	$(0.13)	$—	$(0.13)	$9.15	0.15%	$3,950	(0.05	)%(c)	5.13	%(c)	0.90	%(c)(d)	5%
2024	8.61	0.01		0.72	0.73	(0.08)	—	(0.08)	9.26	8.62	4,042	0.09		5.56		0.91	(d)	20
2023	8.03	0.08		0.61	0.69	(0.01)	(0.10)	(0.11)	8.61	8.58	3,969	0.88		5.28		0.90		25
2022	12.83	0.07		(4.62)	(4.55)	(0.09)	(0.16)	(0.25)	8.03	(36.10)	3,702	0.64		4.79		0.90	(d)	26
2021	9.48	0.03	(g)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25	(g)	3.95		0.93	(d)	26
2020	10.97	0.13	(h)	(1.62)	(1.49)	—	—	—	9.48	(13.58)	4,008	1.28	(h)	4.86		0.90		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2025, unaudited.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the six months ended March 31, 2025, and fiscal years ended September 30, 2024, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.18%, 1.19%, and 1.22% (Class A), and 0.93%, 0.94%, 0.92%, and 0.95% (Class I), respectively. For the fiscal year ended September 30, 2023, there were no credits received from a designated broker to pay Fund expenses and for the remaining periods, there was no material impact to the expense ratios.

(e)	Class A commenced on May 17, 2022.

(f)	Amount represents less than $0.005 per share.

(g)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.45)%.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2025(b)	$15.24	$0.05	$(1.89)	$(1.84)	$(0.07)	$—	$(0.07)	$13.33	(12.15)%	$250	0.64	%(c)	5.70	%(c)	1.15	%(c)	15%
2024	11.17	0.05	4.08	4.13	(0.06)	—	(0.06)	15.24	37.12	301	0.41		6.32		1.17		8
2023	9.71	0.04	1.43	1.47	—	(0.01)	(0.01)	11.17	15.16	219	0.35		5.86		1.15		26
2022(d)	12.03	(0.01)	(2.31)	(2.32)	—	—	—	9.71	(19.29)	165	(0.22)		11.53		1.15		22
Class I
2025(b)	$15.31	$0.06	$(1.90)	$(1.84)	$(0.10)	$—	$(0.10)	$13.37	(12.10)%	$3,164	0.87	%(c)	5.45	%(c)	0.90	%(c)	15%
2024	11.22	0.08	4.10	4.18	(0.09)	—	(0.09)	15.31	37.48	3,703	0.66		6.07		0.92		8
2023	9.73	0.07	1.43	1.50	—	(0.01)	(0.01)	11.22	15.43	3,217	0.61		5.61		0.90		26
2022	17.14	(0.03)	(6.01)	(6.04)	—	(1.37)	(1.37)	9.73	(38.23)	3,448	(0.24)		4.91		0.90		22
2021	13.14	(0.07)	4.07	4.00	—	—	—	17.14	30.44	5,785	(0.43)		4.04		0.90		29
2020	8.94	(0.02)	4.25	4.23	(0.03)	—	(0.03)	13.14	47.51	2,913	(0.18)		6.95		0.90		40

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2025, unaudited.

(c)	Annualized.

(d)	Class A commenced on May 17, 2022.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$8,000
Frank J. Fahrenkopf, Jr.	$8,500
Michael J. Melarkey	$8,500
Salvatore M. Salibello	$10,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Innovations Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 6, 2025

* Print the name and title of each signing officer under his or her signature